Note 6 Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Jun. 30, 2022		Dec. 31, 2021
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 806,969		€ 753,730
Loans and advances to customers	350,110		318,939
Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	211,506	[1]	201,405	[2]
Allowance account for credit losses of financial assets	(5,229)	[1]	(5,277)	[2]
Loans and advances to customers	206,278	[1]	196,129	[2]
Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	69,445		57,847
Allowance account for credit losses of financial assets	(2,424)		(2,038)
Loans and advances to customers	67,022		55,809
Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	37,754	[3]	33,472	[4]
Allowance account for credit losses of financial assets	(2,145)	[3]	(2,058)	[4]
Loans and advances to customers	35,610	[3]	31,414	[4]
Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	42,059	[5]	36,335	[6]
Allowance account for credit losses of financial assets	(1,886)	[5]	(1,736)	[6]
Loans and advances to customers	40,173	[5]	34,599	[6]
Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,035		996
Allowance account for credit losses of financial assets	(8)		(8)
Loans and advances to customers	1,027		988
Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	361,800	[7]	330,055	[8]
Allowance account for credit losses of financial assets	(11,691)	[7]	(11,116)	[8]
Loans and advances to customers	350,110	[7]	318,939	[8]
Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,148)		(2,528)
Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(9,543)		(8,587)
Stage 1 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	183,564	[1]	171,883	[2]
Allowance account for credit losses of financial assets	(593)	[1]	(722)	[2]
Loans and advances to customers	182,972	[1]	171,161	[2]
Stage 1 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	62,512		51,665
Allowance account for credit losses of financial assets	(951)		(740)
Loans and advances to customers	61,560		50,925
Stage 1 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	31,408	[3]	26,497	[4]
Allowance account for credit losses of financial assets	(302)	[3]	(224)	[4]
Loans and advances to customers	31,107	[3]	26,273	[4]
Stage 1 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	36,376	[5]	30,166	[6]
Allowance account for credit losses of financial assets	(337)	[5]	(277)	[6]
Loans and advances to customers	36,039	[5]	29,889	[6]
Stage 1 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,024		984
Allowance account for credit losses of financial assets	(1)		(1)
Loans and advances to customers	1,023		983
Stage 1 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	314,884	[7]	281,195	[8]
Allowance account for credit losses of financial assets	(2,184)	[7]	(1,964)	[8]
Loans and advances to customers	312,700	[7]	279,231	[8]
Stage 1 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(29)		(4)
Stage 1 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,154)		(1,959)
Stage 2 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	19,865	[1]	21,380	[2]
Allowance account for credit losses of financial assets	(796)	[1]	(923)	[2]
Loans and advances to customers	19,070	[1]	20,457	[2]
Stage 2 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,893		4,261
Allowance account for credit losses of financial assets	(447)		(381)
Loans and advances to customers	4,446		3,880
Stage 2 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,744	[3]	4,134	[4]
Allowance account for credit losses of financial assets	(336)	[3]	(424)	[4]
Loans and advances to customers	3,408	[3]	3,711	[4]
Stage 2 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,815	[5]	4,425	[6]
Allowance account for credit losses of financial assets	(345)	[5]	(362)	[6]
Loans and advances to customers	3,470	[5]	4,062	[6]
Stage 2 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3		3
Allowance account for credit losses of financial assets	0		0
Loans and advances to customers	2		3
Stage 2 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	32,320	[7]	34,203	[8]
Allowance account for credit losses of financial assets	(1,925)	[7]	(2,091)	[8]
Loans and advances to customers	30,395	[7]	32,112	[8]
Stage 2 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(550)		(657)
Stage 2 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,375)		(1,434)
Stage 3 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	8,077	[1]	8,143	[2]
Allowance account for credit losses of financial assets	(3,840)	[1]	(3,631)	[2]
Loans and advances to customers	4,236	[1]	4,511	[2]
Stage 3 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,041		1,921
Allowance account for credit losses of financial assets	(1,025)		(916)
Loans and advances to customers	1,016		1,005
Stage 3 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,602	[3]	2,841	[4]
Allowance account for credit losses of financial assets	(1,507)	[3]	(1,410)	[4]
Loans and advances to customers	1,095	[3]	1,431	[4]
Stage 3 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,868	[5]	1,744	[6]
Allowance account for credit losses of financial assets	(1,203)	[5]	(1,096)	[6]
Loans and advances to customers	665	[5]	648	[6]
Stage 3 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	9		9
Allowance account for credit losses of financial assets	(7)		(7)
Loans and advances to customers	2		2
Stage 3 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	14,597	[7]	14,657	[8]
Allowance account for credit losses of financial assets	(7,583)	[7]	(7,061)	[8]
Loans and advances to customers	7,014	[7]	7,596	[8]
Stage 3 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,568)		(1,867)
Stage 3 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ (6,014)		€ (5,194)

[1]	(*) Spain includes all the countries where BBVA, S.A. operates
[2]	(*) Spain includes all the countries where BBVA, S.A. operates.
[3]	(**) Turkey includes all the countries in which Garanti BBVA operates.
[4]	(**) Turkey includes all the countries in which Garanti BBVA operates.
[5]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[6]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[7]	(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2022, the remaining balance was €223 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.
[8]	(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021, the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.